Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

The information below presents the relationship between the compensation of our principal executive officer (“PEO”) and our other named executive officers (“Non-PEO NEOs”) and certain performance measures in accordance with Item 402(v) of Regulation S-K. For a discussion of our compensation programs and pay for performance philosophy, please refer to the section captioned “Compensation Discussion and Analysis,” above.

Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(3) ($)	Total Shareholder Return(4) ($)	Peer Group Total Shareholder Return(5) ($)	Net Income (in thousands) ($)	Core FFO per Share on a Fully-Diluted Basis(6) ($)

2025	10,277,519	8,057,215	2,773,384	2,218,286	54	97	13,557	2.99
2024	4,625,303	4,070,331	1,574,051	909,529	66	97	20,578	2.91
2023	4,581,607	4,473,852	2,108,839	2,064,389	71	87	21,060	2.85
2022	4,125,176	1,508,380	2,053,135	939,493	70	85	35,562	3.20
2021	4,988,474	4,627,666	2,448,083	2,302,922	106	111	33,957	3.28

(1)
For 2024 and 2025, our PEO was Mr. Crate. For 2021, 2022 and 2023, our PEO was Mr. Trimble. For 2025, our Non-PEO NEOs consisted of Ms. Marino, Mr. Ibe and Mr. Logan. For 2024, our Non-PEO NEOs consisted of Meghan Baivier, Mr. Ibe, Ms. Marino and Mr. Logan. For 2021, 2022 and 2023, our Non-PEO NEOs consisted of Ms. Baivier, Mr. Ibe, Mr. Crate, and Ms. Marino.
(2)
Represents amounts of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual amount of compensation earned by or paid to the PEO during each year. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for each year to calculate the amounts set forth in “Compensation Actually Paid to PEO” column in the table above.

Year	Summary Compensation Table Total for PEO ($)	Less Summary Compensation Table Value of Equity Awards(a) ($)	Fair Value of Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)

2025	10,277,519	(8,508,519)	6,288,215	8,057,215
2024	4,625,303	(2,065,428)	1,510,456	4,070,331
2023	4,581,607	(2,067,726)	1,959,971	4,473,852
2022	4,125,176	(2,064,957)	(551,839)	1,508,380
2021	4,988,474	(2,063,297)	1,702,489	4,627,666

(a)
Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)
The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments(i) ($)

2025	6,756,519	(547,778)	—	(198,053)	—	277,528	6,288,215
2024	1,662,242	(300,232)	—	(9,462)	—	157,908	1,510,456
2023	902,534	(62,924)	1,008,591	(71,847)	—	183,617	1,959,971
2022	1,018,945	(1,143,017)	—	(558,348)	—	130,581	(551,839)
2021	2,127,304	(561,405)	—	35,910	—	100,680	1,702,489

(i)
The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair values of operational performance-based LTIP unit awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date, assumes estimated performance results as of the end of each reporting year and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair value of total shareholder return performance-based LTIP units are based on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date.
(3)
Represents amounts of average “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual average amount of compensation earned by or paid to our named executive officers other than our PEO as a group. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers as a group (excluding our PEO) each year to calculate the amounts set forth in “Compensation Actually Paid to non-PEO NEOs” column in the table above, using the same methodology as set forth in footnote 1(b), above.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Summary Compensation Table Value of Equity Awards(a) ($)	Average Fair Value of Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)

2025	2,773,384	(1,833,817)	1,278,719	2,218,286
2024	1,574,051	(674,616)	10,095	909,529
2023	2,108,839	(894,918)	850,468	2,064,389
2022	2,053,135	(893,702)	(219,940)	939,493
2021	2,448,083	(904,613)	759,452	2,302,922

(a)
Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)
The equity award adjustments for each fiscal year reflect the same methodology set forth in footnote 1, above. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments(i) ($)

2025	1,436,864	(150,127)	—	(85,841)	—	77,823	1,278,719
2024	341,692	(95,632)	—	(5,266)	(290,132)	59,433	10,095
2023	827,142	(41,584)	—	(15,481)	—	80,391	850,468
2022	440,993	(490,446)	—	(227,904)	—	57,417	(219,940)
2021	931,653	(229,037)	—	14,971	—	41,865	759,452

(i)
The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair values of operational performance-based LTIP unit awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date, assumes estimated performance results as of the end of each reporting year and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair value of total shareholder return performance-based and stock appreciation LTIP units are based on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date.
(4)
TSR is calculated assuming a $100 investment in the Company and the peer group on December 31, 2020, and assuming the reinvestment of any dividends during the applicable measurement period, calculated through the end of the year shown based on share prices or index values, as applicable.
(5)
For each year, represents the TSR for the 2025 benchmarking peer group described in “Compensation Discussion and Analysis,” which includes the following peer companies: American Assets Trust, Inc., AH Realty Trust, Inc. (formerly Armada Hoffler Properties, Inc.), Brandywine Realty Trust, CareTrust REIT, Inc., COPT Defense Properties, DiamondRock Hospitality Company, Elme Communities, JBG SMITH Properties, LTC Properties, Inc., Piedmont Office Realty Trust, Inc. and RLJ Lodging Trust. As described in “Compensation Discussion and Analysis,” the 2025 benchmarking peer group is identical to the peer group we used for compensation benchmarking purposes in 2024, with the subtraction of Terreno Realty Corporation and Xenia Hotels & Resorts, Inc. and the addition American Assets Trust, Inc., AH Realty Trust, Inc. (formerly Armada Hoffler Properties, Inc.) and JBG SMITH Properties to better meet our size and geographic location criteria. If we had continued to use the same peer group as we did in 2024, Peer Group Total Shareholder Return would be $114 for 2025, $110 for 2024, $97 for 2023, $91 for 2022, and $121 for 2021.
(6)
As required by Item 402(v) of Regulation S-K, the Company has identified Core FFO per share on a fully diluted basis as the most important financial metric used to link pay and performance for 2025. Fifty percent of the objective component of the Company’s annual incentive cash bonus program for 2025 was based on the Company’s achievement of Core FFO per share on a fully diluted basis. In addition, the Company considers Core FFO per share on a fully diluted basis to be a meaningful Company measure because it excludes various items in net income that do not relate to or are not indicative of the operating performance of the ownership and management of Company assets. In addition, in its 2023 proxy statement relating to 2022 performance, the Company instead identified FFO per share on a fully diluted basis as the most important financial metric used to link pay and performance as required by Item 402(v) of Regulation S-K. For comparison to the Core FFO results reported above, the Company achieved FFO per share on a fully diluted basis of $2.95 for 2025, $2.85 for 2024, $2.83 for 2023, $3.18 for 2022 and $3.28 for 2021 (adjusted for the impact of Company’s reverse stock split that became effective on April 28, 2025). Refer to Appendix A to this proxy statement for more information regarding Core FFO per share on a fully diluted basis and FFO per share on a fully diluted basis.

Company Selected Measure Name	Core FFO per share on a fully diluted basis
Named Executive Officers, Footnote
(1)
For 2024 and 2025, our PEO was Mr. Crate. For 2021, 2022 and 2023, our PEO was Mr. Trimble. For 2025, our Non-PEO NEOs consisted of Ms. Marino, Mr. Ibe and Mr. Logan. For 2024, our Non-PEO NEOs consisted of Meghan Baivier, Mr. Ibe, Ms. Marino and Mr. Logan. For 2021, 2022 and 2023, our Non-PEO NEOs consisted of Ms. Baivier, Mr. Ibe, Mr. Crate, and Ms. Marino.

Peer Group Issuers, Footnote	For each year, represents the TSR for the 2025 benchmarking peer group described in “Compensation Discussion and Analysis,” which includes the following peer companies: American Assets Trust, Inc., AH Realty Trust, Inc. (formerly Armada Hoffler Properties, Inc.), Brandywine Realty Trust, CareTrust REIT, Inc., COPT Defense Properties, DiamondRock Hospitality Company, Elme Communities, JBG SMITH Properties, LTC Properties, Inc., Piedmont Office Realty Trust, Inc. and RLJ Lodging Trust. As described in “Compensation Discussion and Analysis,” the 2025 benchmarking peer group is identical to the peer group we used for compensation benchmarking purposes in 2024, with the subtraction of Terreno Realty Corporation and Xenia Hotels & Resorts, Inc. and the addition American Assets Trust, Inc., AH Realty Trust, Inc. (formerly Armada Hoffler Properties, Inc.) and JBG SMITH Properties to better meet our size and geographic location criteria. If we had continued to use the same peer group as we did in 2024, Peer Group Total Shareholder Return would be $114 for 2025, $110 for 2024, $97 for 2023, $91 for 2022, and $121 for 2021.
Changed Peer Group, Footnote	For each year, represents the TSR for the 2025 benchmarking peer group described in “Compensation Discussion and Analysis,” which includes the following peer companies: American Assets Trust, Inc., AH Realty Trust, Inc. (formerly Armada Hoffler Properties, Inc.), Brandywine Realty Trust, CareTrust REIT, Inc., COPT Defense Properties, DiamondRock Hospitality Company, Elme Communities, JBG SMITH Properties, LTC Properties, Inc., Piedmont Office Realty Trust, Inc. and RLJ Lodging Trust. As described in “Compensation Discussion and Analysis,” the 2025 benchmarking peer group is identical to the peer group we used for compensation benchmarking purposes in 2024, with the subtraction of Terreno Realty Corporation and Xenia Hotels & Resorts, Inc. and the addition American Assets Trust, Inc., AH Realty Trust, Inc. (formerly Armada Hoffler Properties, Inc.) and JBG SMITH Properties to better meet our size and geographic location criteria. If we had continued to use the same peer group as we did in 2024, Peer Group Total Shareholder Return would be $114 for 2025, $110 for 2024, $97 for 2023, $91 for 2022, and $121 for 2021.
PEO Total Compensation Amount	$ 10,277,519	$ 4,625,303	$ 4,581,607	$ 4,125,176	$ 4,988,474
PEO Actually Paid Compensation Amount	$ 8,057,215	4,070,331	4,473,852	1,508,380	4,627,666
Adjustment To PEO Compensation, Footnote
(2)
Represents amounts of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual amount of compensation earned by or paid to the PEO during each year. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for each year to calculate the amounts set forth in “Compensation Actually Paid to PEO” column in the table above.

Year	Summary Compensation Table Total for PEO ($)	Less Summary Compensation Table Value of Equity Awards(a) ($)	Fair Value of Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)

2025	10,277,519	(8,508,519)	6,288,215	8,057,215
2024	4,625,303	(2,065,428)	1,510,456	4,070,331
2023	4,581,607	(2,067,726)	1,959,971	4,473,852
2022	4,125,176	(2,064,957)	(551,839)	1,508,380
2021	4,988,474	(2,063,297)	1,702,489	4,627,666

(a)
Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)
The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments(i) ($)

2025	6,756,519	(547,778)	—	(198,053)	—	277,528	6,288,215
2024	1,662,242	(300,232)	—	(9,462)	—	157,908	1,510,456
2023	902,534	(62,924)	1,008,591	(71,847)	—	183,617	1,959,971
2022	1,018,945	(1,143,017)	—	(558,348)	—	130,581	(551,839)
2021	2,127,304	(561,405)	—	35,910	—	100,680	1,702,489

	The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair values of operational performance-based LTIP unit awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date, assumes estimated performance results as of the end of each reporting year and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair value of total shareholder return performance-based LTIP units are based on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date.
Non-PEO NEO Average Total Compensation Amount	$ 2,773,384	1,574,051	2,108,839	2,053,135	2,448,083
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,218,286	909,529	2,064,389	939,493	2,302,922
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Represents amounts of average “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual average amount of compensation earned by or paid to our named executive officers other than our PEO as a group. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers as a group (excluding our PEO) each year to calculate the amounts set forth in “Compensation Actually Paid to non-PEO NEOs” column in the table above, using the same methodology as set forth in footnote 1(b), above.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Summary Compensation Table Value of Equity Awards(a) ($)	Average Fair Value of Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)

2025	2,773,384	(1,833,817)	1,278,719	2,218,286
2024	1,574,051	(674,616)	10,095	909,529
2023	2,108,839	(894,918)	850,468	2,064,389
2022	2,053,135	(893,702)	(219,940)	939,493
2021	2,448,083	(904,613)	759,452	2,302,922

(a)
Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.
(b)
The equity award adjustments for each fiscal year reflect the same methodology set forth in footnote 1, above. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments(i) ($)

2025	1,436,864	(150,127)	—	(85,841)	—	77,823	1,278,719
2024	341,692	(95,632)	—	(5,266)	(290,132)	59,433	10,095
2023	827,142	(41,584)	—	(15,481)	—	80,391	850,468
2022	440,993	(490,446)	—	(227,904)	—	57,417	(219,940)
2021	931,653	(229,037)	—	14,971	—	41,865	759,452

	The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair values of operational performance-based LTIP unit awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date, assumes estimated performance results as of the end of each reporting year and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair value of total shareholder return performance-based and stock appreciation LTIP units are based on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date.
Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid (CAP) vs Total Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid (CAP) vs Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid (CAP) vs FFO per Share, on a Fully Diluted Basis / Core FFO per Share on a Fully Diluted Basis
Tabular List, Table

Tabular List of Performance Measures

For purposes of the rule, we have identified the following performance measures, which the Compensation Committee considered, among others, when making executive compensation decisions for performance year 2025, in response to the Tabular List disclosure requirement pursuant to Item 402(v)(6) of Regulation S-K.

Performance Measures

•
Core FFO Per Share, on a fully-diluted basis;
•
Occupancy percentage;
•
TSR relative to the FTSE Nareit Equity REITs Index and to the FTSE Nareit Office REITs Index;
•
Common stock price appreciation; and
•
Individual performance criteria including consideration of such criteria as operational leadership, leasing and acquisition activities, debt and equity capital market activities, management of the balance sheet and joint venture activities.

Total Shareholder Return Amount	$ 54	66	71	70	106
Peer Group Total Shareholder Return Amount	$ 97	$ 97	$ 87	$ 85	$ 111
Company Selected Measure Amount	2.99	2.91	2.85	3.2	3.28
PEO Name	Mr. Crate	Mr. Crate	Mr. Trimble	Mr. Trimble	Mr. Trimble
Equity Awards Adjustments, Footnote
(b)
The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments(i) ($)

2025	6,756,519	(547,778)	—	(198,053)	—	277,528	6,288,215
2024	1,662,242	(300,232)	—	(9,462)	—	157,908	1,510,456
2023	902,534	(62,924)	1,008,591	(71,847)	—	183,617	1,959,971
2022	1,018,945	(1,143,017)	—	(558,348)	—	130,581	(551,839)
2021	2,127,304	(561,405)	—	35,910	—	100,680	1,702,489

The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair values of operational performance-based LTIP unit awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date, assumes estimated performance results as of the end of each reporting year and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair value of total shareholder return performance-based LTIP units are based on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date.
(b)
The equity award adjustments for each fiscal year reflect the same methodology set forth in footnote 1, above. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments(i) ($)

2025	1,436,864	(150,127)	—	(85,841)	—	77,823	1,278,719
2024	341,692	(95,632)	—	(5,266)	(290,132)	59,433	10,095
2023	827,142	(41,584)	—	(15,481)	—	80,391	850,468
2022	440,993	(490,446)	—	(227,904)	—	57,417	(219,940)
2021	931,653	(229,037)	—	14,971	—	41,865	759,452

	The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair values of operational performance-based LTIP unit awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date, assumes estimated performance results as of the end of each reporting year and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair value of total shareholder return performance-based and stock appreciation LTIP units are based on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date.
Net Income	$ 13,557,000	$ 20,578,000	$ 21,060,000	$ 35,562,000	$ 33,957,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	13,557,000	20,578,000	21,060,000	35,562,000	33,957,000
Previous Peer Group Total Shareholder Return Amount	$ 114	$ 110	$ 97	$ 91	$ 121
Percent Of Objective Component Of Bonus Program Based On Achievement Of Company Selected Measure	50.00%
FFO Per Share on a Fully Diluted Basis | $ / shares	$ 2.95	$ 2.85	$ 2.83	$ 3.18	$ 3.28
Measure:: 1
Pay vs Performance Disclosure
Name	Core FFO Per Share, on a fully-diluted basis;
Non-GAAP Measure Description
(6)
As required by Item 402(v) of Regulation S-K, the Company has identified Core FFO per share on a fully diluted basis as the most important financial metric used to link pay and performance for 2025. Fifty percent of the objective component of the Company’s annual incentive cash bonus program for 2025 was based on the Company’s achievement of Core FFO per share on a fully diluted basis. In addition, the Company considers Core FFO per share on a fully diluted basis to be a meaningful Company measure because it excludes various items in net income that do not relate to or are not indicative of the operating performance of the ownership and management of Company assets. In addition, in its 2023 proxy statement relating to 2022 performance, the Company instead identified FFO per share on a fully diluted basis as the most important financial metric used to link pay and performance as required by Item 402(v) of Regulation S-K. For comparison to the Core FFO results reported above, the Company achieved FFO per share on a fully diluted basis of $2.95 for 2025, $2.85 for 2024, $2.83 for 2023, $3.18 for 2022 and $3.28 for 2021 (adjusted for the impact of Company’s reverse stock split that became effective on April 28, 2025). Refer to Appendix A to this proxy statement for more information regarding Core FFO per share on a fully diluted basis and FFO per share on a fully diluted basis.

Measure:: 2
Pay vs Performance Disclosure
Name	Occupancy percentage;
Measure:: 3
Pay vs Performance Disclosure
Name	TSR relative to the FTSE Nareit Equity REITs Index and to the FTSE Nareit Office REITs Index;
Measure:: 4
Pay vs Performance Disclosure
Name	Common stock price appreciation; and
Measure:: 5
Pay vs Performance Disclosure
Name	Individual performance criteria including consideration of such criteria as operational leadership, leasing and acquisition activities, debt and equity capital market activities, management of the balance sheet and joint venture activities.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,508,519)	$ (2,065,428)	$ (2,067,726)	$ (2,064,957)	$ (2,063,297)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,288,215	1,510,456	1,959,971	(551,839)	1,702,489
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,756,519	1,662,242	902,534	1,018,945	2,127,304
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(547,778)	(300,232)	(62,924)	(1,143,017)	(561,405)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	1,008,591	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(198,053)	(9,462)	(71,847)	(558,348)	35,910
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	277,528	157,908	183,617	130,581	100,680
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,833,817)	(674,616)	(894,918)	(893,702)	(904,613)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,278,719	10,095	850,468	(219,940)	759,452
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,436,864	341,692	827,142	440,993	931,653
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(150,127)	(95,632)	(41,584)	(490,446)	(229,037)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(85,841)	(5,266)	(15,481)	(227,904)	14,971
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(290,132)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 77,823	$ 59,433	$ 80,391	$ 57,417	$ 41,865